Taxation (Details) $ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Taxation [Line Items]
Corporate profit percentage	8.25%	8.25%		8.25%	8.25%
Preferential tax rate							(0.10%)
Tax rate	25.00%	25.00%
Profit tax rate percentage	21.00%	21.00%		21.00%	21.00%
Income tax benefit (in Dollars)
Operating loss carryforward (in Dollars)						$ 5.9
Profit tax rate percentage	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax valuation allowance (in Dollars)				$ 90.0		$ 48.4	$ 18.6
Hong Kong [Member]
Taxation [Line Items]
Profit tax (in Dollars)		$ 2			$ 2
Effective Income Tax Rate Reconciliation, Disposition of Asset, Percent	16.50%	16.50%
Profits amount exceeding (in Dollars)		$ 2			$ 2
Preferential tax rate	16.50%	16.50%		16.50%	16.50%
Profit tax rate percentage				16.50%	16.50%
US [Member]
Taxation [Line Items]
Operating loss carryforward (in Dollars)	$ 89.3			$ 90.0		$ 8.9	$ 3.1